Nature of Business and Significant Accounting Policies (Tables) (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of Common Control and Ownership Interest

The accompanying consolidated financial statements include the accounts of the following entities, all of which were under common control and ownership at June 30, 2019:

State of
Name of Entity	Incorporation	Relationship
One World Pharma, Inc.(1)	Nevada	Parent
OWP Ventures, Inc.(2)	Delaware	Subsidiary
One World Pharma S.A.S.(3)	Colombia	Subsidiary

(1)Holding company in the form of a corporation.

(2)Holding company in the form of a corporation and wholly-owned subsidiary of One World Pharma, Inc.

(3)Wholly-owned subsidiary of OWP Ventures, Inc. since May 30, 2018, located in Colombia and legally constituted as a simplified stock company registered in the Chamber of Commerce of Bogotá on July 18, 2017. Its headquarters are located in Bogotá.

OWP Ventures, Inc. [Member]
Schedule of Common Control and Ownership Interest

The accompanying consolidated financial statements include the accounts of the following entities, all of which were under common control and ownership at December 31, 2018:

State of
Name of Entity	Incorporation	Relationship
OWP Ventures, Inc.(1)	Delaware	Parent
One World Pharma, Inc.(2)	Nevada	Subsidiary
One World Pharma S.A.S.(3)	Colombia	Subsidiary

(1)	Holding company in the form of a corporation as of December 31, 2018.
(2)	Subsidiary as of December 31, 2018, following November 22, 2018 purchase of 66.2% of the issued and outstanding shares of One World Pharma, Inc. (f/k/a Punto Group, Corp.) by OWP Ventures, Inc. The shares were cancelled and returned to treasury pursuant to a merger on February 21, 2019, by a wholly-owned subsidiary of One World Pharma, Inc. with and into OWP Ventures, Inc. Following the merger, One World Pharma, Inc. is the parent company.
(3)	Wholly-owned subsidiary of OWP Ventures, Inc. since May 30, 2018, located in Colombia and legally constituted as a simplified stock company registered in the Chamber of Commerce of Bogotá on July 18, 2017. Its sole headquarters is located in Bogotá.

Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives for significant property and equipment categories are as follows:
Software	3 years
Furniture and Fixtures and Office Equipment	5 years
Machinery	7 years